Property and equipment - Schedule of Property and Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 55,647	$ 48,072
Less: Accumulated depreciation	(35,459)	(27,650)
Less: Impairment	(20)	0
Sub-total	20,168	20,422
Construction in progress	4,517	574
Total	24,685	20,996
Servers and network equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	49,582	42,597
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	1,785	1,538
Furniture, fittings and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	850	845
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	273	299
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 3,157	$ 2,793